EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures

The following tables summarize the components of net periodic benefit cost and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 26, 2017	February 28, 2016	February 26, 2017	February 28, 2016
	(Dollars in thousands)
Net periodic benefit cost:
Service cost	$2,463	$2,058	$43	$50
Interest cost	9,180	9,472	787	806
Expected return on plan assets	(12,115)	(12,134)	—	—
Amortization of prior service benefit	(15)	(15)	—	—
Amortization of actuarial loss	3,379	3,007	318	742

Net periodic benefit cost	2,892	2,388	1,148	1,598

Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	(9)	152	—	—
Amortization of prior service benefit	15	15	—	—
Amortization of actuarial loss	(3,379)	(3,007)	(318)	(742)

Total recognized in accumulated other comprehensive loss	(3,373)	(2,840)	(318)	(742)

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$(481)	$(452)	$830	$856

The components of the Company’s net periodic benefit cost were as follows:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
	(Dollars in thousands)
Net periodic benefit cost:
Service cost	$8,234	$8,352	$8,397	$200	$251	$255
Interest cost(1)	37,819	47,179	54,958	3,223	4,588	5,199
Expected return on plan assets	(48,422)	(50,825)	(55,521)	—	—	—
Amortization of prior service benefit	(61)	(61)	(53)	—	—	(5)
Amortization of actuarial loss	12,036	12,578	10,932	2,967	4,511	4,201
Curtailment (gain) loss	(140)	656	2,614	—	—	733
Special termination benefit	—	—	35	—	—	—
Net settlement loss (gain)	49	(45)	30,558	—	—	—

Net periodic benefit cost	9,515	17,834	51,920	6,390	9,350	10,383

Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	32,187	(15,228)	92,544	5,556	(5,918)	6,453
Amortization of prior service benefit	61	61	53	—	—	5
Amortization of actuarial loss	(12,036)	(12,578)	(10,932)	(2,967)	(4,511)	(4,201)
Curtailment gain (loss)	173	(656)	113	—	—	—
Net settlement (loss) gain	(49)	45	(30,712)	—	—	—

Total recognized in accumulated other comprehensive loss	20,336	(28,356)	51,066	2,589	(10,429)	2,257

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$29,851	$(10,522)	$102,986	$8,979	$(1,079)	$12,640

(1)	The decrease in interest cost is primarily due to the election made at the end of 2015 to adopt the spot-rate approach to determine the interest cost component of pension and postretirement expense.

Schedule of benefit obligations in excess of fair value of plan assets

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,194,365	$1,289,337	$117,740	$134,084
Service cost	8,234	8,352	200	251
Interest cost(1)	37,819	47,179	3,223	4,588
Plan participants’ contribution	484	534	4,172	4,512
Actuarial loss (gain)(2)	33,948	(56,352)	5,556	(5,918)
Net curtailment loss	119	300	—	—
Impact of foreign currency changes	(15,435)	(21,306)	—	—
Plan settlements(3)	(417)	(4,145)	—	—
Special termination benefits	—	—	—	—
Net benefits paid	(67,183)	(69,534)	(18,440)	(19,777)

Benefit obligation at end of year	$1,191,934	$1,194,365	$112,451	$117,740

Change in plan assets:
Fair value of plan assets at beginning of year	838,551	878,823	—	—
Actual return on plan assets(4)	49,986	10,185	—	—
Employer contribution	31,147	36,151	14,268	15,265
Plan participants’ contributions	484	534	4,172	4,512
Plan settlements(3)	(417)	(4,145)	—	—
Impact of foreign currency changes	(15,246)	(13,463)	—	—
Net benefits paid	(67,183)	(69,534)	(18,440)	(19,777)

Fair value of plan assets at end of year	837,322	838,551	—	—

Unfunded status at end of year	$(354,612)	$(355,814)	$(112,451)	$(117,740)

(1)	The decrease in interest cost is primarily due to the election made at the end of 2015 to adopt the spot-rate approach to determine the interest cost component of pension and postretirement expense.

(2)	Actuarial losses in 2016 in the Company’s pension benefit plans resulted from changes in discount rate assumptions. Actuarial gains in 2015 in the Company’s pension benefit plans resulted from changes in mortality and discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2016 and 2015, including a decrease and increase, respectively, in corporate bond yield indices, resulted in an increase and decrease in benefit obligations, respectively.

(3)	The decrease in pension plan settlements in 2016 was primarily due to 2015 settlement activity that continued to reflect impacts from restructuring.

(4)	The increase in return on plan assets in 2016 was primarily due to better-than-expected asset performance, as compared to the poor investment performance in 2015, of U.S. and international equity securities.

Schedule of amounts recognized in balance sheet

Amounts recognized in the Company’s consolidated balance sheets as of November 27, 2016, and November 29, 2015, consist of the following:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(Dollars in thousands)
Unfunded status recognized on the balance sheet:
Prepaid benefit cost	$5,555	$8,842	$—	$—
Accrued benefit liability – current portion	(9,142)	(9,044)	(11,485)	(12,500)
Accrued benefit liability – long-term portion	(351,025)	(355,612)	(100,966)	(105,240)

	$(354,612)	$(355,814)	$(112,451)	$(117,740)

Accumulated other comprehensive loss:
Net actuarial loss	$(385,942)	$(365,657)	$(28,665)	$(26,076)
Net prior service benefit	420	471	—	—

	$(385,522)	$(365,186)	$(28,665)	$(26,076)

Schedule of accumulated benefit obligations in excess of fair value of plan assets

Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2016	2015
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,079,316	$1,053,493
Aggregate fair value of plan assets	725,830	694,440

Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,086,842	$1,087,588
Aggregate fair value of plan assets	726,675	722,931

Schedule of assumptions used

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014

Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.0%	3.8%	4.6%	3.8%	3.6%	4.2%
Expected long-term rate of return on plan assets	5.9%	5.9%	6.3%
Rate of compensation increase	3.4%	3.4%	3.7%

Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.0%	3.8%	3.7%	3.8%	3.6%
Rate of compensation increase	3.4%	3.4%	3.4%

Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year				6.4%	6.4%	7.0%
Rate trend to which the cost trend is assumed to decline				4.4%	4.4%	4.5%
Year that rate reaches the ultimate trend rate				2038	2038	2028

Fair values of pension plan assets

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 27, 2016
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$2,676	$2,676	$—	$—
Equity securities(1)
U.S. large cap	190,811	—	190,811	—
U.S. small cap	37,434	—	37,434	—
International	144,241	—	144,241	—
Fixed income securities(2)	395,995	—	395,995	—
Other alternative investments
Real estate(3)	53,783	—	53,783	—
Private equity(4)	1,344	—	—	1,344
Hedge fund(5)	7,337	—	7,337	—
Other(6)	3,701	—	3,701	—

Total investments at fair value	$837,322	$2,676	$833,302	$1,344

	Year Ended November 29, 2015
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$1,706	$1,706	$—	$—
Equity securities(1)
U.S. large cap	185,526	—	185,526	—
U.S. small cap	31,935	—	31,935	—
International	133,298	—	133,298	—
Fixed income securities(2)	415,228	—	415,228	—
Other alternative investments
Real estate(3)	58,364	—	58,364	—
Private equity(4)	1,720	—	—	1,720
Hedge fund(5)	7,488	—	7,488	—
Other(6)	3,286	—	3,286	—

Total investments at fair value	$838,551	$1,706	$835,125	$1,720

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in long-term U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

Schedule of expected benefit payments

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2017	$65,722	$14,237	$79,959
2018	66,084	13,338	79,422
2019	65,849	12,799	78,648
2020	66,539	12,282	78,821
2021	67,646	11,528	79,174
2022-2024	350,466	46,026	396,492